Capital structure - Regulatory Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Capital
CET 1 capital	$ 983,342	$ 896,263
Tier 1 capital	983,342	896,263
Tier 2 capital	183,640	183,998
Total capital	1,166,982	1,080,261
Risk Weighted Assets	4,843,370	5,101,474
Leverage Ratio Exposure Measure	$ 14,774,309	$ 15,921,624
Capital Ratios (%)
Common Equity Tier 1, Actual	20.30%	17.60%
Common Equity Tier 1, Regulatory minimum	10.00%	10.00%
Total Tier 1, Actual	0.203	0.176
Total Tier 1, Regulatory minimum	0.115	0.115
Total Capital, Actual	0.241	0.212
Total Capital, Regulatory minimum	0.135	0.135
Leverage ratio, Actual	0.067	0.056
Leverage ratio, Regulatory minimum	0.050	0.050